UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-PX

                     ANNUAL REPORT OF PROXY VOTING RECORD OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY



                  Investment Company Act file number: 811-21689
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                          The Piedmont Investment Trust
                          -----------------------------
               (Exact Name of Registrant as Specified in Charter)

                3708 Hazel Lane, Greensboro, North Carolina 27408
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                    (Address of Principal Executive Offices)


                                Julian G. Winters
116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802
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                     (Name and address of agent for service)


        Registrant's telephone number, including area code: 252-972-9922
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                        Date of fiscal year end: March 31
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             Date of reporting period: April 26, 2005 - June 30, 2005
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                              PROXY VOTING RECORDS

There were no matters relating to a portfolio security considered at any shareholder meeting held during the period covered by this report with respect to which the registrant was entitled to vote.






                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


The Piedmont Investment Trust


By:                              /s/ David M. Clark III
                                 ________________________________________
                                 David M. Clark III, Trustee, President,
                                 Treasurer, Principal Executive Officer,
                                 and Principal Financial Officer

Date: August 30, 2005